Consolidated Statement of Changes In Equity - USD ($)	Share Capital	Foreign Currency Translation reserve	Equity Component of Convertible loan	(Accumulated deficit) retained earnings	Total	Non- controlling interest	Total
Balance at Dec. 31, 2020	$ 1,015,587	$ (4,142)		$ (708,280)	$ 303,165		$ 303,165
Comprehensive income (loss) for the year
Profit (loss) for the year				362,860	362,860		362,860
Other comprehensive loss
Exchange differences on translation of foreign operations		(9,939)			(9,939)		(9,939)
Total comprehensive income (loss) for the year		(9,939)		362,860	352,921		352,921
Transactions with owners of the Company
Dividend declared				(722,745)	(722,745)		(722,745)
Transactions with owners of the Company				(722,745)	(722,745)		(722,745)
Balance at Dec. 31, 2021	1,015,587	(14,081)		(1,068,165)	(66,659)		(66,659)
Comprehensive income (loss) for the year
Profit (loss) for the year				761,628	761,628	(288)	761,340
Other comprehensive loss
Exchange differences on translation of foreign operations		27,319			27,319	(388)	26,931
Total comprehensive income (loss) for the year		27,319		761,628	788,947	(676)	788,271
Transactions with owners of the Company
Contribution by owners
Issuance of shares	212,450				212,450		212,450
Issuance of convertible notes			7,587		7,587		7,587
Transactions with owners of the Company	212,450		7,587		220,037		220,037
Balance at Dec. 31, 2022	1,228,037	13,238	7,587	(306,537)	942,325	(676)	941,649
Comprehensive income (loss) for the year
Profit (loss) for the year				852,334	852,334	11,703	864,037
Other comprehensive loss
Exchange differences on translation of foreign operations		7,429			7,429	(128)	7,301
Total comprehensive income (loss) for the year		7,429		852,334	859,763	11,575	871,338
Transactions with owners of the Company
Conversion of convertible notes	736,113		(7,587)		728,526		728,526
Issuance of convertible notes	1,600,000				1,600,000		1,600,000
Transactions with owners of the Company	2,336,113		(7,587)		2,328,526		2,328,526
Balance at Dec. 31, 2023	$ 3,564,150	$ 20,667		$ 545,797	$ 4,130,614	$ 10,899	$ 4,141,513